BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 963	$ 1,207
Trade payables and accrued expenses	$ 604	$ 205